Investment Objectives and Goals - GUARDIAN CAPITAL DIVIDEND GROWTH FUND	Feb. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GUARDIAN CAPITAL DIVIDEND GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and current income.